Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Borrowings at beginning of period	$ (108,763)
Leases at beginning of period	(7,732)
Warrant liability at beginning of period	(5,426)	$ (2,185)
Sub-total at beginning of period	(121,921)
Cash and cash equivalents at beginning of period	71,318	60,447	$ 136,881
Net debt total at beginning of period	(50,603)
Cash Flows	16,921
Liabilities from financing activities, Leases	3,877
Liabilities from financing activities, Sub-total	0
Liabilities from financing activities, Sub-total	20,798
Net increase/(decrease) in cash and cash equivalents	(8,303)	11,039	(75,884)
Cash Flows, Total	12,495
Remeasurement adjustments	(2,351)
Remeasurement adjustments, Warrants	779
Remeasurement adjustments	(1,572)
Increase decrease in borrowing liabilities classified as financing activities	(20,152)
Increase (decrease)in lease liabilities arising from financing activities	(724)
Other Changes	(20,876)
Foreign exchange adjustments, Leases	1
Foreign exchange adjustments, Sub-total	1
Foreign exchange adjustments	(55)	(168)	(550)
Foreign exchange adjustments	(54)
Borrowings at end of period	(114,345)	(108,763)
Leases at end of period	(4,578)	(7,732)
Warrant liability at end of period	(4,647)	(5,426)	(2,185)
Sub-total at end of period	(123,570)	(121,921)
Cash and cash equivalents at end of period	62,960	71,318	$ 60,447
Net debt total at end of period	$ (60,610)	$ (50,603)